Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$322,627.91

Principal:
Principal Collections	$5,625,621.69
Prepayments in Full	$1,962,500.68
Liquidation Proceeds	$92,047.24
Recoveries	$59,479.56
Sub Total	$7,739,649.17
Collections	$8,062,277.08

Purchase Amounts:
Purchase Amounts Related to Principal	$125,318.85
Purchase Amounts Related to Interest	$795.49
Sub Total	$126,114.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,188,391.42

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,188,391.42
Servicing Fee	$69,873.23	$69,873.23	$0.00	$0.00	$8,118,518.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,118,518.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,118,518.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,118,518.19
Interest - Class A-4 Notes	$957.58	$957.58	$0.00	$0.00	$8,117,560.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,117,560.61
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$8,051,237.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,051,237.94
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$8,002,571.44
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,002,571.44
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$7,942,945.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,942,945.69
Regular Principal Payment	$7,278,870.59	$7,278,870.59	$0.00	$0.00	$664,075.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$664,075.10
Residual Released to Depositor	$0.00	$664,075.10	$0.00	$0.00	$0.00
Total		$8,188,391.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,278,870.59
Total					$7,278,870.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$696,420.67	$3.63	$957.58	$0.00	$697,378.25	$3.63
Class B Notes	$6,582,449.92	$196.84	$66,322.67	$1.98	$6,648,772.59	$198.82
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$7,278,870.59	$6.40	$175,572.50	$0.15	$7,454,443.09	$6.56

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$696,420.67	0.0036274	$0.00	0.0000000
Class B Notes	$33,440,000.00	1.0000000	$26,857,550.08	0.8031564
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$78,716,420.67	0.0692250	$71,437,550.08	0.0628238

Pool Information
Weighted Average APR	4.761%	4.799%
Weighted Average Remaining Term	17.05	16.36
Number of Receivables Outstanding	13,167	12,610
Pool Balance	$83,847,871.20	$75,947,447.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$78,716,420.67	$71,437,550.08
Pool Factor	0.0687801	0.0622994

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$4,509,897.71
Targeted Overcollateralization Amount	$4,509,897.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,509,897.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	50

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		57	$94,934.95
(Recoveries)		92	$59,479.56
Net Losses for Current Collection Period			$35,455.39
Cumulative Net Losses Last Collection Period			$8,305,456.02
Cumulative Net Losses for all Collection Periods			$8,340,911.41

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.51%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.07%	273	$2,333,820.66
61-90 Days Delinquent	0.32%	21	$244,973.32
91-120 Days Delinquent	0.22%	15	$167,092.97
Over 120 Days Delinquent	1.36%	83	$1,035,110.82
Total Delinquent Receivables	4.98%	392	$3,780,997.77

Repossession Inventory:
Repossessed in the Current Collection Period		10	$82,849.33
Total Repossessed Inventory		20	$208,370.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6254%
Preceding Collection Period			(0.0719)%
Current Collection Period			0.5325%
Three Month Average			0.3620%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			1.0526%
Preceding Collection Period			1.0633%
Current Collection Period			0.9437%
Three Month Average			1.0198%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer